Advance to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2024
Advance to Suppliers, Net [Abstract]
Schedule of Advance to Suppliers

Advance to suppliers, net consisted of the following:

	As of December 31,
	2024	2023
Advance to suppliers	$43,194	$42,994
Less: Allowance for expected credit losses	(43,051)	(42,523)
Advance to suppliers, net	$143	$471

Schedule of Movement of Allowances for Credit Losses of Advance to Suppliers

The movement of allowance for credit losses for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the years ended December 31,
	2024	2023	2022
Balance at the beginning of the period	$42,523	$—	$—
Addition during the period	1,546	42,478	—
Reversal during the period	(897)	—	—
Effect of exchange rate differences	(121)	45	—
Balance at the end of the period	$43,051	$42,523	$—